SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
Issuance of subordinate voting shares	22,643,678	11,500,000
Acquisition value in cash	$ 4.1
Total acquisition value	$ 39.0